Stock-Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock-Based Compensation (Details) [Line Items]
Reserve shares (in Shares)	242,457,887
Shares available for issuance (in Shares)	4,073,253	3,693,701
Compensation amount	$ 473,000	$ 112,000
Unrecognized stock option compensation cost	$ 462,000	$ 185,000
Weighted-average recognition period	3 years 6 months	2 years 8 months 12 days
Proceeds from exercise of stock options	$ 435,000
Granted (in Shares)	1,351,474	1,136,840
Vested (in Shares)	2,587,665	856,919
Selling, General and Administrative Expense [Member]
Stock-Based Compensation (Details) [Line Items]
Compensation amount	$ 351,000	$ 112,000
Cost of Goods and Service, Excluding Depreciation, Depletion, and Amortization
Stock-Based Compensation (Details) [Line Items]
Compensation amount	122,000
Stock options
Stock-Based Compensation (Details) [Line Items]
Fair value of options granted	$ 628,000	$ 80,000
Granted (in Shares)	1,363,974	1,136,840
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number (in Shares)	6,243,260	9,434,380	8,544,312
PSU awards
Stock-Based Compensation (Details) [Line Items]
Compensation amount	$ 0
Granted (in Shares)	12,500
Vested (in Shares)	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number (in Shares)	12,500
Performance Stock Units
Stock-Based Compensation (Details) [Line Items]
Compensation amount	$ 0
Granted (in Shares)	37,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period (in Shares)	0
Outstanding (in Shares)	37,500
2025 Plan | Stock options
Stock-Based Compensation (Details) [Line Items]
Percentage of stock options granted	25.00%
Requisite service period	10 years
Pecentage of ISO granted to stockholder.	10.00%
Percentage of ISO granted to non-stockholder	10.00%
Percentage of fair market value at time of grant	110.00%
Reserve shares (in Shares)	10,752,566
Shares available for issuance (in Shares)	4,066,890
2025 Plan | Share-Based Payment Arrangement, Tranche One | Stock options
Stock-Based Compensation (Details) [Line Items]
Award vesting period	1 year
2025 Plan | Share-Based Payment Arrangement, Tranche Two | Stock options
Stock-Based Compensation (Details) [Line Items]
Award vesting period	3 years